Financial instruments risks - Progress of LCR Ratios (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR Closing	141.00%	271.00%
Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR Closing	137.00%	151.00%
Avg
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR Closing	176.00%	246.00%
Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR Closing	246.00%	433.00%